Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Components of (Loss)/Income Before Income Taxes from Continuing Operations
Components of Income/(Loss) Before Income Taxes from Continuing Operations

	Years Ended December 31,
(In millions)	2017	2016	2015
United States	$(2,374)	$(6,129)	$5,752
Outside of the U.S.	4	(2)	(2)
	$(2,370)	$(6,131)	$5,750

Income Tax Benefit/(Provision)
Income Tax Benefit/(Provision)

	Years Ended December 31,
(In millions)	2017	2016	2015
United States
Current
Federal	$148	$(381)	$—
State	(7)	(3)	—
Deferred
Federal	1,835	46	115
State	23	10	(10)
Outside of the U.S.
Current	(4)	1	1
Deferred	—	—	—
	$1,995	$(327)	$106

Allocation of Income Tax Benefit/(Provision)
Allocation of Income Tax Benefit/(Provision)

	Years Ended December 31,
(In millions)	2017	2016	2015
Income tax benefit/(provision) applicable to:
Income/(loss) from continuing operations	$1,995	$(327)	$106
Discontinued operations	—	(730)	(64)
Deconsolidation and restructuring of CEOC and other	—	—	1,176

Effective Income Tax Rate Reconciliation
Effective Income Tax Rate Reconciliation

	Years Ended December 31,
	2017	2016	2015
Statutory tax rate	35.0%	35.0%	35.0%
Increases/(decreases) in tax resulting from:
State taxes, net of federal tax benefit	5.2	0.1	—
Valuation allowance	(17.1)	(22.9)	3.1
Foreign income taxes	(0.1)	—	—
Deferred tax benefit from changes in federal tax law	52.1	—	—
Deconsolidation of CEOC	—	—	(40.3)
Stock-based compensation	(0.2)	(0.8)	0.2
Acquisition of CEOC	36.7	—	—
Reserves for uncertain tax positions	(4.6)	(0.1)	—
Current tax benefit from change in CGP operating agreement	2.4	—	—
Nondeductible restructuring expenses	(25.0)	(16.8)	—
Noncontrolling interests	(0.1)	—	0.1
Other	(0.1)	0.2	0.1
Effective tax rate	84.2%	(5.3)%	(1.8)%

Temporary Differences Resulting in Deferred Tax Assets and Liabilities

Temporary Differences Resulting in Deferred Tax Assets and Liabilities

	As of December 31,
(In millions)	2017	2016
Deferred tax assets:
State net operating losses	$426	$4
Federal net operating loss	553	51
Foreign net operating loss	17	—
Compensation programs	97	49
Allowance for doubtful accounts	50	19
Self-insurance reserves	10	8
Accrued restructuring and support expenses	—	1,278
Accrued expenses	79	28
Federal tax credits	58	17
Federal indirect tax benefits of uncertain state tax positions	4	5
Financing obligations	2,303	—
Golf course properties’ obligation	30	—
Intangibles	—	39
Debt related items	78	—
Deferred revenue	46	1
Other	10	12
Subtotal	3,761	1,511
Less: valuation allowance	1,513	1,356
Total deferred tax assets	$2,248	$155
Deferred tax liabilities:
Depreciation and other property-related items	$2,560	$1,091
Deferred cancellation of debt income and other debt-related items	—	4
Investment in non-consolidated affiliates	—	910
Intangibles	221	—
Prepaid expenses	24	15
Other	18	—
Total deferred tax liabilities	2,823	2,020
Net deferred tax liability	$575	$1,865

Reconciliation of Unrecognized Tax Benefits
Reconciliation of Unrecognized Tax Benefits

	Years Ended December 31,
(In millions)	2017	2016	2015
Balance as of beginning of year	$115	$3	$81
Additions based on tax positions related to the current year	113	113	—
Additions for tax positions of prior years	1	—	—
Reductions for tax positions for prior years	(92)	(1)	—
Deconsolidation of CEOC	—	—	(78)
Acquisition of OpCo	67	—	—
Effect of changes in federal tax law	(42)	—	—
Balance as of end of year	$162	$115	$3